Balance Sheet Offsetting (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total
Gross Amounts of Recognized Assets	$ 163,682	$ 118,854	$ 103,936
Gross Amounts Offset in the Balance Sheet		(76)
Net Amounts of Assets Presented in the Balance Sheet	163,682	118,778	103,936
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(163,682)	(107,365)	(103,936)
Cash Collateral Pledged		(286)
Net Amount		11,127
Institutional counterparties
Securities Borrowed:
Gross Amounts of Recognized Assets	163,682	107,365	103,936
Net Amounts of Assets Presented in the Balance Sheets	163,682	107,365	103,936
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(163,682)	(107,365)	(103,936)
Derivatives
Gross Amounts of Recognized Assets		11,489
Gross Amounts Offset in the Balance Sheets		(76)
Net Amounts of Assets Presented in the Balance Sheets		11,413
Gross Amounts Not Offset in the Balance Sheets
Cash Collateral Pledged		(286)
Net Amount		$ 11,127